Property and Equipment, net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, net

6. Property and Equipment, net

Property and Equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31:

	As of March 31
	2025	2024
	USD	USD

Equipment - Machineries	102,006	102,006
Less: accumulated depreciation	(95,573)	(88,318)
Equipment - Machineries, net	6,433	13,688

Equipment – Motor vehicle	76,923	90,129
Less: accumulated depreciation	(36,538)	(15,112)
Equipment - Motor vehicle, net	40,385	75,017

Property	1,138,461	1,138,461
Less: accumulated depreciation	(52,857)	(4,066)
Property, net	1,085,604	1,134,395

Property and Equipment, net	1,132,422	1,223,100

Depreciation expenses of property and equipment totaled USD82,425, USD26,214 and USD5,001 for the years ended March 31, 2025, 2024 and 2023, respectively.

During the years ended March 31, 2025, 2024 and 2023, a motor vehicle with a net carrying amount of USD8,253 (2024: nil) (2023: nil) was disposed, a gain of USD2,003 (2024: nil) (2023: nil) was recognized in the Consolidated Statements of Operations and Comprehensive (Loss) Income.

As of March 31, 2025, the property was a security for granting general banking facility in the amount of USD544,881 (2024: USD562,694).